Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
    The Company evaluated subsequent events through to March 07, 2023 the date on which these financial statements were issued.
In January 2023, the Company entered into a non-exclusive license agreement with Cabaletta Bio, Inc. ("Cabaletta"). The agreement allows Cabaletta to incorporate Autolus’ proprietary RQR8 safety switch into a cell therapy program for the treatment of autoimmune disease, with an option for Cabaletta to incorporate the safety switch for a predetermined number of additional cell therapy programs.